S000001147 [Member] Annual Fund Operating Expenses - TCW METWEST TOTAL RETURN BOND FUND	Mar. 31, 2025
CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.44%
CLASS M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.21%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.65%
Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.21%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.78%
Plan Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.37%
Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.51%